Consolidated Statements of Operations (Unaudited) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 760,748			$ 1,464,350	$ 310,137
Cost of Sales	1,181,507			1,067,700	215,950
Gross profit	(420,759)			396,650	94,187
Operating expenses
Selling, general and administrative					2,635
Rent expense					8,550
Depreciation and amortization
Bank charges	480	135		369	736
Total operating expenses	480	135		369	11,921
Net Income (Loss) before income taxes	(421,239)	(135)		396,281	82,266
Income taxes				83,219	68,887
Net income (loss)	$ (421,239)	$ (135)		$ 313,062	$ 13,379
Net loss per common share
Basic and diluted	$ (0.01)	$ (0)	[1]	$ 0.01	$ 0.00	[2]
Weighted average number of common shares
Basic and diluted	28,206,743	28,206,743		28,206,743	28,206,743

[1]	Net loss is less than $0.01 per share.
[2]	Net loss is less than $0.01 per share.